Consolidated Statements of Cash Flows $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Operating activities
Net income (loss)	$ (1,993)	$ (15,482,000)	$ (1,462,000)	$ 8,653,000
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation	65	505,000	506,000	702,000
Amortization of right to use assets	879	6,824,000	5,410,000	4,862,000
Interest on lease liabilities	47	368,000	313,000	469,000
(Gain) loss on disposal of property, plant and equipment			1,000	(12,458,000)
Change in operating assets and liabilities:
Change in accounts receivable	(754)	(5,856,000)	789,000	10,228,000
Change in inventories	255	1,981,000	1,475,000	4,217,000
Change in prepaid expenses and other current assets	279	2,166,000	2,526,000	(2,977,000)
Change in accounts payable	(523)	(4,060,000)	5,073,000	(2,253,000)
Change in other payables and accrued liabilities	(110)	(858,000)	1,398,000	267,000
Payments on lease	(893)	(6,935,000)	(6,301,000)	(6,015,000)
Net cash provided by (used in) operating activities	(2,748)	(21,347,000)	9,728,000	5,695,000
Investing activities
Purchase of property, plant and equipment	(52)	(405,000)	(284,000)	(554,000)
Net cash used in investing activities	(52)	(405,000)	(284,000)	(554,000)
Financing activities
Proceeds from issuance of ordinary shares	267	2,076,000	26,003,000
Advances (to) from related parties	83	643,000	(2,704,000)	5,034,000
Net cash provided by financing activities	350	2,719,000	23,299,000	5,034,000
Net increase (decrease) in cash	(2,450)	(19,033,000)	32,743,000	10,175,000
Effect on exchange rate change on cash	21	167,000	(254,000)	(318,000)
Cash as of beginning of the year	5,966	46,342,000	13,853,000	3,996,000
Cash as of the end of the year	3,537	27,476,000	46,342,000	13,853,000
Supplementary Cash Flows Information
Cash paid for interest	108	837,000	1,708,000	1,581,000
Cash paid (refund) for taxes	(34)	(260,000)	(196,000)	3,492,000
Supplemental schedule of non-cash investing and financing activities:
Dividend made by addition to the amount due to related parties				(10,000,000)
Consideration for the sale of property to the shareholder settled by deduction from the amount due to the related parties				$ 13,880,000